Financial Risk Management - Summary of Reconciliation of Level 3 Fair Value of Other Financial Asset Investment in Shares and Participations (Detail) kr in Millions	12 Months Ended
Dec. 31, 2024 SEK (kr)
Reconciliation of changes in fair value measurement, assets [abstract]
Opening balance	kr 297,036
Closing balance	292,374
Level 3 [member] | Investment in shares and participations [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Opening balance	2,002
Additions	207
Disposals	(63)
Gains or losses 1)	(275)
Translation differences	(4)
Closing balance	kr 1,867